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                                Michael S. Turner          Goodwin Procter LLP
                                617.570.1163               Counsellors at Law
                                mturner@                   Exchange Place
                                goodwinprocter.com         Boston, MA 02109
                                                           T: 617.570.1000
                                                           F: 617.523.1231



                             March 16, 2006

VIA EDGAR AND BY HAND

Ms. Amanda McManus
United States Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 4561
100 F Street, N.E.
Washington, D.C.  20549


         Re:  Clayton Holdings, Inc.
              Amendment No. 4 to Registration Statement on Form S-1 Filed March 16, 2006
              File No. 333-129526


Dear Ms. McManus:

         This letter is submitted on behalf of Clayton Holdings, Inc. (the "COMPANY") with respect to Pre- Effective Amendment No. 4 ("AMENDMENT NO. 4") to the Company's Registration Statement on Form S-1 (the "REGISTRATION STATEMENT").

         The Company is concurrently filing Amendment No. 4 for the purpose of filing with the Securities and Exchange Commission certain exhibits to the Registration Statement. In addition to submitting this letter via EDGAR, simultaneously herewith we are delivering four (4) copies of Amendment No.4 (marked to show changes from Amendment No. 3).

         If you have any questions or require additional information, please contact the undersigned at (617) 570-1163 or John R. LeClaire at (617) 570-1144.

                                              Sincerely,

                                              /s/ Michael S. Turner

                                              Michael S. Turner

cc:  Frank P. Filipps
     Steven L. Cohen
       CLAYTON HOLDINGS, INC.
     John R. LeClaire, Esq.
     Sanford A. Fine, Esq.
     Arthur R. McGivern, Esq.
       GOODWIN PROCTER LLP